Fair Value Measurements and Financial Instruments - Schedule of Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Interest rate swaps			$ 19,196
Available for sale debt securities	$ 28,500	$ 0
Marketable securities	343,679	56,972
Interest rate swaps	14,717	42,315	19,111
Equity securities	477,185	380,756	146,008
Available for sale debt securities	162,454	131,280
Liabilities:
Interest rate swaps	0	(9,215)
Interest rate swaps	0	(18,902)
Fair Value, Recurring
Assets:
Available for sale debt securities	28,500
Total current assets	637,937	320,781	1,834,913
Equity securities	477,185	380,756	146,008
Available for sale debt securities	162,454	131,280
Total non-current assets	654,356	554,351	165,119
Liabilities:
Total current liabilities		(9,215)
Total non-current liabilities		(18,902)
Fair Value, Recurring | Money Market Funds
Assets:
Cash equivalent		222,296	1,815,717
Fair Value, Recurring | Commercial Paper
Assets:
Cash equivalent		21,502
Fair Value, Recurring | Certificates of Deposit
Assets:
Cash equivalent		20,011
Marketable securities		44,095
Fair Value, Recurring | US Government Debt Securities
Assets:
Marketable securities		12,877
Fair Value, Recurring | Warrant
Assets:
Warrants		30,815
Fair Value, Recurring | Forward Contracts
Assets:
Warrants		11,500
Fair Value, Recurring | Interest Rate Swap
Assets:
Interest rate swaps			19,196
Interest rate swaps			19,111
Liabilities:
Interest rate swaps		(9,215)
Interest rate swaps		(18,902)
Money Market Funds | Fair Value, Recurring
Assets:
Cash equivalents	143,859
Commercial Paper | Fair Value, Recurring
Assets:
Cash equivalents	107,889
Certificates of Deposit | Fair Value, Recurring
Assets:
Cash equivalents	14,010
Marketable securities	261,987
US Treasury and Government | Fair Value, Recurring
Assets:
Marketable securities	42,994
Corporate Debt Securities [Member] | Fair Value, Recurring
Assets:
Marketable securities	38,698
Warrant | Fair Value, Recurring
Assets:
Warrants	14,717
Level 1 | Fair Value, Recurring
Assets:
Total current assets	143,859	222,296	1,815,717
Equity securities	477,185	380,756	146,008
Total non-current assets	477,185	380,756	146,008
Level 1 | Fair Value, Recurring | Money Market Funds
Assets:
Cash equivalent		222,296	1,815,717
Level 1 | Money Market Funds | Fair Value, Recurring
Assets:
Cash equivalents	143,859
Level 2 | Fair Value, Recurring
Assets:
Available for sale debt securities	28,500
Total current assets	494,078	98,485	19,196
Available for sale debt securities	162,454
Total non-current assets	177,171	42,315	19,111
Liabilities:
Total current liabilities		(9,215)
Total non-current liabilities		(18,902)
Level 2 | Fair Value, Recurring | Commercial Paper
Assets:
Cash equivalent		21,502
Level 2 | Fair Value, Recurring | Certificates of Deposit
Assets:
Cash equivalent		20,011
Marketable securities		44,095
Level 2 | Fair Value, Recurring | US Government Debt Securities
Assets:
Marketable securities		12,877
Level 2 | Fair Value, Recurring | Warrant
Assets:
Warrants		30,815
Level 2 | Fair Value, Recurring | Forward Contracts
Assets:
Warrants		11,500
Level 2 | Fair Value, Recurring | Interest Rate Swap
Assets:
Interest rate swaps			19,196
Interest rate swaps			$ 19,111
Liabilities:
Interest rate swaps		(9,215)
Interest rate swaps		(18,902)
Level 2 | Commercial Paper | Fair Value, Recurring
Assets:
Cash equivalents	107,889
Level 2 | Certificates of Deposit | Fair Value, Recurring
Assets:
Cash equivalents	14,010
Marketable securities	261,987
Level 2 | US Treasury and Government | Fair Value, Recurring
Assets:
Marketable securities	42,994
Level 2 | Corporate Debt Securities [Member] | Fair Value, Recurring
Assets:
Marketable securities	38,698
Level 2 | Warrant | Fair Value, Recurring
Assets:
Warrants	$ 14,717
Level 3 | Fair Value, Recurring
Assets:
Available for sale debt securities		131,280
Total non-current assets		$ 131,280